PIONEER SMALL COMPANY FUND
                                 60 State Street
                                Boston, MA 02109


                                                          October 16, 1997

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Small Company Fund (the "Fund")
              File Nos. 33-61869 and 811-07339
              CIK No. 0000949275

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ
from  that contained  in  the   Post-Effective   Amendment, dated   February
28,1997(revised October 10,1997), and that the text of the Post -Effective Amendment has been filed electronically, Accession No. 0000949275-97-000010.

              If you have any questions or comments concerning the enclosed, please contact me at (617) 742-7825 (collect).

                                                 Very truly yours,

                                                      /s/ Patricia Ballard
                                                       Patricia Ballard


     cc:      Mses. Rajotte/Alves
              Mr. Joseph P. Barri, Esq.
              Mr. Mark P. Goshko, Esq.